Supplemental Financial Information - Disclosure of detailed information about supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Disclosure of detailed information about supplemental cash flow information [Abstract]
Accounts payable and accrued liabilities	$ 1,130	$ 10
Due to related parties	201	(542)
Value-added tax receivable	(7,259)	4,388
Other receivables	(857)	(173)
Prepaid expenses	657	(62)
Income taxes paid	(326)	0
Changes in non cash working capital items in operating activities	$ (6,454)	$ 3,621